CASH AND CASH EQUIVALENTS (Schedule of cash and cash equivalents) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash and cash equivalents
- Cash on hand	$ 11	¥ 74	¥ 70
- Cash at bank	9,171	58,285	56,510
Cash and cash equivalents	$ 9,182	¥ 58,359	¥ 56,580